Stockholders' Equity and Regulatory Capital - Summary of Company's and Bank's Capital Position and Bank's Capital Compared to Minimum Regulatory Capital Requirements (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Clifton Savings Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 246,063	$ 249,980
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount	241,703	246,505
Common equity (tier 1) capital (to risk-weighted assets), Actual Amount	241,703	246,505
Core (tier 1) capital (to average total assets), Actual Amount	$ 241,703	$ 246,505
Total risk-based capital (to risk-weighted assets), Actual Ratio	37.23%	45.96%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio	36.57%	45.33%
Common equity (tier 1) capital (to risk-weighted assets), Actual Ratio	36.57%	45.33%
Core (tier 1) capital (to average total assets), Actual Ratio	20.18%	21.55%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 57,006	$ 43,508
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	43,787	32,631
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	33,873	24,473
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 47,916	$ 45,752
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	8.625%	8.00%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	6.625%	6.00%
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	5.125%	4.50%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	4.00%	4.00%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	$ 66,093	$ 54,385
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	52,875	43,508
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Amount	42,961	35,350
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Amount	$ 59,895	$ 57,189
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	10.00%	10.00%
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	8.00%	8.00%
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Ratio	6.50%	6.50%
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Ratio	5.00%	5.00%
Clifton Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 319,465	$ 371,957
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount	315,105	368,482
Common equity (tier 1) capital (to risk-weighted assets), Actual Amount	315,105	368,482
Core (tier 1) capital (to average total assets), Actual Amount	$ 315,105	$ 368,482
Total risk-based capital (to risk-weighted assets), Actual Ratio	48.18%	67.51%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio	47.53%	66.88%
Common equity (tier 1) capital (to risk-weighted assets), Actual Ratio	47.53%	66.88%
Core (tier 1) capital (to average total assets), Actual Ratio	26.08%	30.88%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 57,184	$ 44,075
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	43,924	33,056
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	33,979	24,792
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 48,329	$ 47,735
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	8.625%	8.00%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	6.625%	6.00%
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	5.125%	4.50%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	4.00%	4.00%